Common Stock Warrants (Details 1) - Common Stock Warrants [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Average risk-free interest rates	1.18%	2.80%
Average expected life (in years)	4 years 2 months 27 days	1 year 4 months 24 days